Net Loss Per Share (Details 1) - shares	Dec. 31, 2025	Dec. 31, 2024
Net Loss Per Share
Options to purchase common stock	808,000	2,731,000
Restricted stock	4,169,955	2,814,703
Warrants to purchase Common Stock	69,778	1,516,297
Total shares of common stock equivalents	5,047,733	7,062,000